Capital and Reserves	6 Months Ended
Jun. 30, 2023
Disclosure of classes of share capital [abstract]
Capital and Reserves
Note 8 – Capital and Reserves

A.	Share capital of Steakholder Foods Ltd. (in thousands of ordinary shares)

	Thousands of Ordinary Shares
	June 30, 2023	June 30, 2022	December 31, 2022
Issued and paid-in share capital as at the beginning of the period	146,472	125,770	125,770
RSUs vesting during the period – Share-Based-Payment-related	538	589	1,108
Issued not for cash during the period (1)	-	176	1,023
Issued for cash during the period (1)	65,000	-	18,571
Issued and paid-in share capital as at the end of the period	212,010	126,535	146,472

Authorized share capital	1,000,000	1,000,000	1,000,000

(1)	See Note 1C

B.	Derivative instrument – Investor Warrants

	June 30,	December 31,
	2023	2022
	USD thousand	USD thousand

Grant date price investor warrants	882	4,495
Grant during the year	5,625	-
Changes in fair value through profit or loss	(1,564)	(3,800)
Effect of changes in exchange rate	47	187
Investor warrants as of the end of the period	4,990	882

Information on measurement of fair value of investor warrant derivative:

The value at the date the investor warrants were awarded was estimated using a Black and Scholes pricing model.

Breakdown of the parameters used for measuring level 3 fair value of the investor warrants:

Parameters taken into account in the fair value calculation:
ADS price, USD (at date evaluated)	1.05-0.71
Risk free rate	3.60%-4.22%
Volatility	99.98%-106.89%
Expected term	4.53 – 5 years
Exercise price per warrant, USD	1.00
Dividend rate	0%